Benefit Plans	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Benefit Plans

NOTE 10 - BENEFIT PLANS

A 401(k) benefit plan was adopted to begin benefits on May 1, 2008. The 401(k) benefit plan allows employee contributions of their compensation subject to certain limitations. Employee contributions are matched in the Company’s common stock equal to 100% of the first 2% of the compensation contributed and 50% of the next 4% of the compensation contributed. Expense for the years ending December 31, 2014 and 2013 was $387 and $270, respectively.